ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Organization and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2022
CN | Zhuhai Kingsoft Cloud Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Place of establishment	Mainland China
Variable: Date of establishment/ acquisition	Nov. 09, 2012
Variable: Principal activities	Investment holding
CN | Kingsoft Cloud Beijing Information Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Place of establishment	Mainland China
Variable: Date of establishment/ acquisition	Apr. 13, 2018
Variable: Principal activities	Investment holding
Subsidiaries | CN | Kingsoft Cloud (Tianjin) Technology Development Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Place of establishment	Mainland China
Variable: Date of establishment/ acquisition	May 30, 2019
Variable: Principal activities	Cloud services
Subsidiaries | CN | Wuhan Kingsoft Cloud Information Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Place of establishment	Mainland China
Variable: Date of establishment/ acquisition	Dec. 26, 2017
Variable: Principal activities	Cloud services
Subsidiaries | CN | Beijing Jinxun Ruibo Network Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Place of establishment	Mainland China
Variable: Date of establishment/ acquisition	Dec. 17, 2015
Variable: Principal activities	Cloud services
Subsidiaries | CN | Nanjing Qianyi Shixun Information Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements
Place of establishment	Mainland China
Variable: Date of establishment/ acquisition	Mar. 31, 2016
Variable: Principal activities	Cloud services
Subsidiaries | Kingsoft Cloud Corporation Limited | HK
Organization Consolidation And Presentation Of Financial Statements
Place of establishment	HK
Date of establishment/ acquisition	Feb. 01, 2012
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Cloud services
Subsidiaries | Beijing Kingsoft Cloud Technology Co Ltd | CN
Organization Consolidation And Presentation Of Financial Statements
Place of establishment	Mainland China
Date of establishment/ acquisition	Apr. 09, 2012
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Research and development
Variable: Date of establishment/ acquisition	Nov. 09, 2012
Variable: Principal activities	Cloud services
Subsidiaries | Beijing Yunxiang Zhisheng Technology Co Ltd | CN
Organization Consolidation And Presentation Of Financial Statements
Place of establishment	Mainland China
Date of establishment/ acquisition	Dec. 15, 2015
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Research and development
Subsidiaries | Camelot Technology Co Ltd | CN
Organization Consolidation And Presentation Of Financial Statements
Place of establishment	Mainland China
Date of establishment/ acquisition	Sep. 03, 2021
Percentage of equity interest attributable to the Company	82.72%
Principal activities	Enterprise digital solutions and related services